Not FDIC Insured May Lose Value No Bank Guarantee
MUN-Q1PH

Schedule of Investments
(unaudited)
Franklin California High Yield Municipal Fund 2
Notes to Schedule of Investments 22

Franklin Municipal Securities Trust
Schedule of Investments (unaudited), May 31, 2025
Franklin California High Yield Municipal Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Shares
a
Value
a
Common Stocks 0.0%
Independent Power and Renewable Electricity Producers 0.0%
a,b
AES Guayama Holdings BV ........................................... 60,804 $ —
b
Total Common Stocks (Cost $ – ) ...............................................
—
Principal
Amount
a a a a
Corporate Bonds 2.3%
Commercial Services & Supplies 0.5%
a ,c
CalPlant I LLC ,
Senior Secured Note , 144A, 15% , 7/01/25 ............................... $ 4,195,000 4,195,000
d
21 A , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,370,000 178,100
d
21 B , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 5,220,000 678,600
d
22 A , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 2,875,000 373,750
d
22 B , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 250,000 32,500
d
22 C , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,885,000 1,885,000
d
22 X , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 2,830,000 2,830,000
d
23 A , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,000,000 1,000,000
d
23 B , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 890,000 890,000
d
23 C , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,415,000 1,415,000
d
23 D , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,230,000 1,230,000
d
23 E , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,385,000 1,385,000
16,092,950
Diversified Consumer Services 1.5%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....................
45,335,000 42,968,561
Electric Utilities 0.3%
c
Mission Rock Utilities, Inc. , 144A, 7% , 7/01/27 .............................. 10,000,000 10,162,192
Total Corporate Bonds (Cost $ 79,819,444 ) ......................................
69,223,703
Senior Floating Rate Interests 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a ,d ,e
Rialto Bioenergy Facility LLC, First Lien, CME Term Loan, B , PIK, 14.452% , 4/01/31 .
195,348 2,304
Total Senior Floating Rate Interests (Cost $ 194,460 ) .............................
2,304
Municipal Bonds 96.1%
Arizona 0.3%
c
Maricopa County Industrial Development Authority , Grand Canyon University Obligated
Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 .......................... 9,340,000 9,571,389
California 88.4%
Alameda Community Facilities District ,
City of Alameda Community Facilities District No. 22-1 , Special Tax , 2023 , 5% ,
9/01/38 ........................................................ 850,000 874,498
City of Alameda Community Facilities District No. 22-1 , Special Tax , 2023 , 5% ,
9/01/43 ........................................................ 1,000,000 1,005,748
City of Alameda Community Facilities District No. 22-1 , Special Tax , 2023 , 5% ,
9/01/53 ........................................................ 1,000,000 986,460
Bay Area Toll Authority , Revenue , 2025 F-1 , Refunding , 5% , 4/01/53 ............. 1,785,000 1,849,367
Burbank-Glendale-Pasadena Airport Authority Brick Campaign ,
Revenue, Senior Lien , 2024 B , AGMC Insured , 4.375% , 7/01/49 ............... 5,000,000 4,535,690
Revenue, Senior Lien , 2024 B , AGMC Insured , 4.5% , 7/01/54 ................ 5,750,000 5,252,320
f
California Community Choice Financing Authority ,
Revenue , 2021 B-1 , Mandatory Put , 4% , 8/01/31 .......................... 10,000,000 9,887,280
Revenue , 2024 B , Mandatory Put , 5% , 12/01/32 ........................... 10,000,000 10,287,365
Revenue , 2024 D , Mandatory Put , 5% , 9/01/32 ........................... 15,000,000 15,892,701
Revenue , 2024 E , Mandatory Put , 5% , 9/01/32 ............................ 10,000,000 10,505,350

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Community College Financing Authority ,
c
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 A , 5.75% , 7/01/60 ..... $ 30,295,000 $ 25,052,881
c
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 B , 7.75% , 7/01/30 ..... 2,405,000 2,284,527
c
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 C , 6.75% , 7/01/60 ..... 7,050,000 5,951,508
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5.25% , 5/01/48 .......... 225,000 228,562
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5.25% , 5/01/53 .......... 7,785,000 7,878,791
c
California Community Housing Agency ,
Annadel Apartments , Revenue , 144A, 2019 A , 5% , 4/01/49 .................. 27,050,000 21,913,083
Brio Apartments & Next on Lex Apartments , Revenue , 144A, 2021 A-2 , 4% , 8/01/47 885,000 674,831
Exchange at Bayfront Apartments , Revenue, Junior Lien , 144A, 2021 A-2 , 4% ,
8/01/51 ........................................................ 13,000,000 5,895,226
Mira Vista Hills Apartments , Revenue , 144A, 2021 A , 4% , 2/01/56 ............. 18,800,000 9,235,951
Serenity at Larkspur Apartments , Revenue , 144A, 2020 A , 5% , 2/01/50 ......... 22,525,000 15,768,356
Summit at Sausalito Apartments , Revenue , 144A, 2021 A-2 , 4% , 2/01/50 ........ 5,000,000 3,714,733
Twin Creek Apartments , Revenue, Junior Lien , 144A, 2022 B , 5.5% , 2/01/40 ..... 7,475,000 6,533,954
Verdant at Green Valley Apartments , Revenue , 144A, 2019 A , 5% , 8/01/49 ....... 15,000,000 13,343,718
California County Tobacco Securitization Agency ,
Merced County Tobacco Funding Corp. , Revenue , 2020 B , Refunding , 5% , 6/01/50 3,000,000 2,808,880
g
Sonoma County Securitization Corp. , Revenue , 2020 B-2 , Refunding , 5.48%, 6/01/55 10,000,000 2,016,365
California Educational Facilities Authority ,
Art Center College of Design , Revenue , 2018 A , Refunding , 5% , 12/01/37 ....... 1,265,000 1,283,334
Art Center College of Design , Revenue , 2018 A , Refunding , 5% , 12/01/38 ....... 1,125,000 1,137,474
Art Center College of Design , Revenue , 2018 A , Refunding , 5% , 12/01/44 ....... 10,375,000 10,260,116
Leland Stanford Junior University (The) , Revenue , T-1 , 5% , 3/15/39 ............ 4,185,000 4,738,312
Leland Stanford Junior University (The) , Revenue , U-3 , 5% , 6/01/43 ............ 5,815,000 6,387,897
University of Southern California , Revenue , 2025 A , 5% , 10/01/55 ............. 15,000,000 15,533,732
California Enterprise Development Authority ,
Castilleja School Foundation , Revenue , 2024 , 4% , 6/01/54 ................... 10,000,000 8,594,930
c
Real Journey Academies Obligated Group , Revenue , 144A, 2024 A , 5% , 6/01/54 .. 2,000,000 1,836,356
c
Rocklin Academy Obligated Group , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/36 250,000 231,356
c
Rocklin Academy Obligated Group , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/51 630,000 500,410
c
Rocklin Academy Obligated Group , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/61 845,000 643,660
c
Rocklin Academy Obligated Group , Revenue , 144A, 2024 , 5% , 6/01/54 ......... 1,400,000 1,294,894
c
Rocklin Academy Obligated Group , Revenue , 144A, 2024 , 5% , 6/01/64 ......... 1,350,000 1,217,551
California Health Facilities Financing Authority ,
Adventist Health System/West Obligated Group , Revenue , 2016 A , Refunding , 4% ,
3/01/39 ........................................................ 8,190,000 7,433,477
Adventist Health System/West Obligated Group , Revenue , 2024 A , 5.25% , 12/01/43 4,980,000 5,024,936
Adventist Health System/West Obligated Group , Revenue , 2024 A , 5.25% , 12/01/44 4,720,000 4,743,442
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 4% ,
8/15/49 ........................................................ 3,375,000 2,681,778
CommonSpirit Health Obligated Group , Revenue , 2024 A , 5.25% , 12/01/49 ...... 10,775,000 11,032,859
CommonSpirit Health Obligated Group , Revenue , 2024 A , 5% , 12/01/54 ......... 5,225,000 5,238,969
El Camino Hospital LP , Revenue , 2017 , 4% , 2/01/42 ....................... 6,500,000 6,285,064
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/42 ....................... 5,000,000 5,054,328
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 5% , 11/01/47 ............... 11,565,000 12,330,884
Kaiser Foundation Hospitals , Revenue , A-2 , BAM Insured , 5% , 11/01/47 ........ 10,000,000 10,546,186
Sutter Health Obligated Group , Revenue , 2018 A , 5% , 11/15/48 ............... 12,485,000 12,446,674
California Housing Finance Agency ,
Revenue , 2019-2 , A , 4% , 3/20/33 ...................................... 48,438 48,126
Revenue , 2021-1 , A , 3.5% , 11/20/35 ................................... 3,742,765 3,476,844
c
Redwood Gardens Renewal LP , Revenue , 144A, 2021 N-S , 4% , 3/01/37 ........ 3,165,000 2,615,610
c,f
Shermanair Apartments Owner LP , Revenue , 144A, 2021 Q-S , Mandatory Put , 4.5% ,
9/01/36 ........................................................ 4,000,000 3,582,508
California Infrastructure & Economic Development Bank ,
c,f
Desertxpress Enterprises LLC , Revenue , 144A, 2025 A , Refunding , Mandatory Put ,
9.5% , 1/01/35 ................................................... 14,450,000 14,005,976

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Infrastructure & Economic Development Bank, (continued)
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2024 B , 5% ,
11/01/49 ....................................................... $ 250,000 $ 247,374
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2024 B , 5% ,
11/01/54 ....................................................... 3,000,000 2,926,681
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2024 B , 5% ,
11/01/59 ....................................................... 1,000,000 965,985
c
Goodwill Industries of Sacramento Valley & Northern Nevada, Inc. , Revenue , 144A,
2016 A , 5% , 1/01/47 .............................................. 10,360,000 7,559,565
c
La Scuola International School , Revenue , 144A, 2024 , 5% , 7/01/44 ............ 2,145,000 1,998,787
c
La Scuola International School , Revenue , 144A, 2024 , 5.125% , 7/01/54 ......... 1,630,000 1,479,771
c
La Scuola International School , Revenue , 144A, 2024 , 5.25% , 7/01/64 .......... 3,075,000 2,778,123
Roseville Sustainable Energy Partner LLC , Revenue , 2024 A , 5.25% , 7/01/49 .... 6,000,000 6,010,423
c
WFCS Holdings II LLC , Revenue , 144A, 2021 A-1 , 5% , 1/01/56 ............... 1,600,000 1,394,368
c
WFCS Holdings LLC , Revenue , 144A, 2020 A-1 , 5% , 1/01/55 ................. 2,300,000 2,006,454
a
California Muncipal Finance Authority , 8% , 12/01/42 ......................... 8,300,000 8,319,028
California Municipal Finance Authority ,
c,f
Revenue , 144A, 2023 B-1 , Mandatory Put , 7% , 4/01/33 ..................... 20,770,000 20,329,848
c,f
Revenue , 144A, 2023 B-2 , Mandatory Put , 7% , 4/01/33 ..................... 13,825,000 13,492,025
c,h
Revenue , 144A, FRN , 2025-1 , B , 3.536% , 6/20/49 ......................... 4,500,000 2,757,763
c
Revenue , 144A, 2023 , II , 7% , 7/01/51 .................................. 12,655,000 11,938,094
Special Tax , 2024 D , 5% , 9/01/54 ...................................... 1,000,000 963,898
Special Tax , 2025 B , 5.125% , 9/01/55 .................................. 1,825,000 1,760,087
d
1717 University Associates LLC , Revenue , 2020 A-S , 5% , 9/01/57 ............. 1,175,000 878,823
ACI Royal York, Inc. , Revenue , 2020 A , 4% , 2/15/55 ........................ 2,375,000 1,799,879
American Heritage/Escondido/Heritage K-8 Charter School Obligated Group ,
Revenue , 2016 A , Refunding , 5% , 6/01/36 ............................. 3,000,000 3,013,172
BOLD Program , Special Tax , 2022 B , Refunding , 6% , 9/01/52 ................ 2,920,000 3,046,988
BOLD Program , Special Tax , 2022 B , Refunding , 6.3% , 9/01/52 ............... 1,205,000 1,278,944
BOLD Program , Special Tax , 2022 C , 6.25% , 9/01/52 ....................... 4,030,000 4,265,291
BOLD Program , Special Tax , 2022 D , 6.125% , 9/01/52 ...................... 6,885,000 7,235,701
BOLD Program , Special Tax , 2023 A , 5.5% , 9/01/53 ........................ 3,000,000 3,091,856
BOLD Program , Special Tax , 2023 C , 5.25% , 9/01/53 ....................... 1,300,000 1,305,038
BOLD Program , Special Tax , 2024 A , 5% , 9/01/39 ......................... 275,000 283,823
BOLD Program , Special Tax , 2024 A , 5% , 9/01/44 ......................... 625,000 629,986
BOLD Program , Special Tax , 2024 A , 5% , 9/01/48 ......................... 300,000 300,759
BOLD Program , Special Tax , 2024 A , 5.125% , 9/01/54 ...................... 1,000,000 988,392
BOLD Program , Special Tax , 2024 B , 5% , 9/01/44 ......................... 940,000 946,837
BOLD Program , Special Tax , 2024 B , 5% , 9/01/49 ......................... 1,070,000 1,066,159
BOLD Program , Special Tax , 2024 B , 5% , 9/01/54 ......................... 1,250,000 1,210,320
Bowles Hall Foundation , Revenue , 2015 A , 5% , 6/01/35 ..................... 600,000 600,262
Bowles Hall Foundation , Revenue , 2015 A , 5% , 6/01/50 ..................... 3,250,000 3,168,565
c
California Baptist University , Revenue , 144A, 2015 A , 5.375% , 11/01/40 ......... 5,000,000 5,000,436
c
California Baptist University , Revenue , 144A, 2015 A , 5.5% , 11/01/45 ........... 10,000,000 9,762,492
c
California Baptist University , Revenue , 144A, 2016 A , 5% , 11/01/36 ............ 2,500,000 2,507,766
c
California Baptist University , Revenue , 144A, 2025 A , Refunding , 5% , 11/01/35 ... 2,250,000 2,313,739
c
California Baptist University , Revenue , 144A, 2025 A , Refunding , 5.125% , 11/01/40 1,350,000 1,355,563
c
California Baptist University , Revenue , 144A, 2025 A , Refunding , 5.375% , 11/01/45 775,000 779,919
c
California Baptist University , Revenue , 144A, 2025 A , Refunding , 5.625% , 11/01/54 500,000 502,808
c
Capital Christian Center , Revenue , 144A, 2021 A , 5% , 10/01/51 ............... 8,425,000 6,768,937
c
Capital Christian Center , Revenue , 144A, 2021 B , Refunding , 4% , 10/01/37 ...... 8,150,000 6,776,498
CHF-Davis I LLC , Revenue , 2018 , 5% , 5/15/51 ........................... 5,000,000 4,785,696
CHF-Davis II LLC , Revenue , 2021 , BAM Insured , 3% , 5/15/51 ................ 550,000 399,654
CHF-Riverside I LLC , Revenue , 2018 , 5% , 5/15/40 ......................... 1,500,000 1,511,481
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/49 ........................ 9,575,000 9,193,566
City of Chula Vista Community Facilities District No. 2021-11 , Special Tax , 2022 , 5% ,
9/01/52 ........................................................ 2,500,000 2,474,594

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
City of Hesperia Community Facilities District No. 2023-11 Improvement Area No. 1 ,
Special Tax , 2025 , 5.125% , 9/01/55 ................................... $ 1,000,000 $ 961,540
c
Claremont Graduate University , Revenue , 144A, 2020 B , Refunding , 5% , 10/01/39 . 1,120,000 1,059,168
c
Claremont Graduate University , Revenue , 144A, 2020 B , Refunding , 5% , 10/01/49 . 4,290,000 3,833,102
c
Claremont Graduate University , Revenue , 144A, 2020 B , Refunding , 5% , 10/01/54 . 1,875,000 1,639,404
Community Facilities District No. 2021-13 , Special Tax , 2022 , 5% , 9/01/42 ....... 1,000,000 1,011,283
Community Facilities District No. 2021-13 , Special Tax , 2022 , 5% , 9/01/52 ....... 5,150,000 5,008,700
Community Facilities District No. 2021-6 Improvement Area No. 2 , Special Tax , 2022 ,
6% , 9/01/52 .................................................... 4,350,000 4,539,178
Community Facilities District No. 2022-8 , Special Tax , 2024 , 5% , 9/01/44 ........ 500,000 499,335
Community Facilities District No. 2022-8 , Special Tax , 2024 , 5% , 9/01/49 ........ 500,000 493,375
Community Facilities District No. 2022-8 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,570,000 1,517,876
Community Facilities District No. 2023-11 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 500,000 503,267
Community Facilities District No. 2023-11 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 800,000 796,018
Community Facilities District No. 2023-11 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 1,125,000 1,087,650
Community Facilities District No. 2023-11 Improvement Area A , Special Tax , 2024 ,
5.125% , 9/01/59 ................................................. 1,550,000 1,530,538
Community Facilities District No. 2023-5 Area No. 1 , Special Tax , 2023 , 5.5% ,
9/01/48 ........................................................ 600,000 622,851
Community Facilities District No. 2023-5 Area No. 1 , Special Tax , 2023 , 5.625% ,
9/01/53 ........................................................ 1,060,000 1,094,086
Community Facilities District No. 2023-5 Area No. 1 , Special Tax , 2023 , 5.8% ,
9/01/53 ........................................................ 3,190,000 3,329,713
Community Facilities District No. 2023-5 Improvement Area No. 2 , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 1,210,000 1,209,875
Community Facilities District No. 2023-5 Improvement Area No. 2 , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 1,835,000 1,818,254
Community Facilities District No. 2023-5 Improvement Area No. 2 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 2,165,000 2,086,838
c
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 4% ,
12/01/26 ....................................................... 200,000 200,034
c
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 5% ,
12/01/27 ....................................................... 100,000 102,450
c
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 5% ,
12/01/29 ....................................................... 50,000 51,906
c
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 5% ,
12/01/31 ....................................................... 130,000 135,164
c
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 5% ,
12/01/36 ....................................................... 350,000 356,008
c
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 5% ,
12/01/54 ....................................................... 2,000,000 1,832,535
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 4% , 2/01/42 ............................................ 10,000,000 8,927,352
Congregational Homes, Inc. Obligated Group , Revenue , 2019 , Refunding , 5% ,
11/15/39 ....................................................... 2,670,000 2,634,983
Congregational Homes, Inc. Obligated Group , Revenue , 2019 , Refunding , 5% ,
11/15/49 ....................................................... 480,000 434,395
c
Creative Center of Los Altos (The) , Revenue , 144A, 2016 B , 4% , 11/01/36 ....... 1,395,000 1,298,088
c
Creative Center of Los Altos (The) , Revenue , 144A, 2016 B , 4.5% , 11/01/46 ...... 1,600,000 1,397,267
Del Harbor Foundation , Revenue , 2015 , Refunding , 5% , 11/01/32 ............. 3,020,000 3,034,706
Del Harbor Foundation , Revenue , 2015 , Refunding , 5% , 11/01/39 ............. 6,525,000 6,529,062
Eisenhower Medical Center , Revenue , 2017 A , Refunding , 5% , 7/01/37 ......... 2,625,000 2,621,709
Eisenhower Medical Center , Revenue , 2017 B , Refunding , 5% , 7/01/47 ......... 5,000,000 4,858,897
HumanGood California Obligated Group , Revenue , 2019 A , Refunding , 5% , 10/01/44 5,500,000 5,479,228

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
HumanGood California Obligated Group , Revenue , 2021 , 3% , 10/01/49 ......... $ 5,000,000 $ 3,515,334
Ignatian Corp. (The) , Revenue , 2024 A , 5% , 9/01/49 ....................... 600,000 611,742
Ignatian Corp. (The) , Revenue , 2024 A , 5% , 9/01/54 ....................... 6,750,000 6,833,196
c,g
IH Parkside Fairfield LLC , Revenue , 144A, 2023 B , 2.617%, 9/01/43 ........... 20,710,000 14,656,312
Inland Counties Regional Center, Inc. , Revenue , 2015 , Refunding , 5% , 6/15/37 ... 8,965,000 8,966,564
Integrity Housing Obligated Group , Revenue , 2022 A-1 , 4.25% , 12/01/37 ........ 16,700,000 13,973,631
Integrity Housing Obligated Group , Revenue , 2022 B , 10% , 12/01/62 ........... 7,000,000 3,882,558
c
King/Chavez Facilities LLC , Revenue , 144A, 2016 A , Refunding , 5% , 5/01/36 ..... 1,815,000 1,817,254
c
King/Chavez Facilities LLC , Revenue , 144A, 2016 A , Refunding , 5% , 5/01/46 ..... 2,775,000 2,688,966
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/43 13,915,000 13,563,488
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 4% , 12/31/47 6,085,000 5,052,850
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/47 22,250,000 21,273,459
Literacy First Charter School Issuer LLC , Revenue , 2019 A , 5% , 12/01/49 ....... 4,165,000 4,053,037
Northbay Healthcare Group Obligated Group , Revenue , 2015 , 5% , 11/01/35 ...... 1,100,000 1,099,988
Northbay Healthcare Group Obligated Group , Revenue , 2015 , 5% , 11/01/44 ...... 1,050,000 942,671
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5.25% , 11/01/47 .. 3,000,000 2,760,366
c
P3 Claremont Holdings LLC , Revenue , 144A, 2020 A , 5% , 7/01/30 ............. 520,000 520,695
c
Palmdale Aerospace Academy, Inc. (The) , Revenue , 144A, 2016 A , 5% , 7/01/36 .. 2,750,000 2,644,619
c
Palmdale Aerospace Academy, Inc. (The) , Revenue , 144A, 2016 A , 5% , 7/01/41 .. 1,750,000 1,614,917
c
Palmdale Aerospace Academy, Inc. (The) , Revenue , 144A, 2018 A , 3.875% , 7/01/28 740,000 711,361
c
Palmdale Aerospace Academy, Inc. (The) , Revenue , 144A, 2018 A , 5% , 7/01/38 .. 1,100,000 1,064,756
c
Palmdale Aerospace Academy, Inc. (The) , Revenue , 144A, 2018 A , 5% , 7/01/49 .. 3,600,000 3,229,736
PRS-California Obligated Group , Revenue , 2024 A , Refunding , 5% , 4/01/44 ...... 1,415,000 1,430,321
PRS-California Obligated Group , Revenue , 2024 A , Refunding , 5% , 4/01/49 ...... 1,300,000 1,283,637
PRS-California Obligated Group , Revenue , 2024 A , Refunding , 5% , 4/01/54 ...... 1,540,000 1,496,335
c
Santa Rosa Academy LLC , Revenue , 144A, 2015 , 5.125% , 7/01/35 ............ 450,000 449,990
c
Santa Rosa Academy LLC , Revenue , 144A, 2015 , 5.375% , 7/01/45 ............ 1,400,000 1,309,514
c
Sierra Ridge 3600 LLC , Revenue , 144A, 2024 B , 6.75% , 11/01/39 ............. 11,012,000 10,500,869
c
St. Mary and All Angels Christian Church , Revenue , 144A, 2024 A , 5% , 5/01/34 ... 300,000 306,325
c
St. Mary and All Angels Christian Church , Revenue , 144A, 2024 A , 5.5% , 5/01/44 .. 510,000 509,091
c
St. Mary and All Angels Christian Church , Revenue , 144A, 2024 A , 5.75% , 5/01/54 . 510,000 509,172
c
St. Mary and All Angels Christian Church , Revenue , 144A, 2024 A , 5.875% , 5/01/59 700,000 702,090
St. Mary and All Angels Christian Church , Revenue , 2024 B , 4.65% , 5/01/30 ..... 1,045,000 1,055,604
c
STREAM Charter School , Revenue , 144A, 2020 A , 5% , 6/15/41 ............... 925,000 845,100
c
STREAM Charter School , Revenue , 144A, 2020 A , 5% , 6/15/51 ............... 2,770,000 2,372,866
c
STREAM Charter School , Revenue , 144A, 2020 B , 6.4% , 6/15/32 ............. 705,000 684,460
c
Westside Neighborhood School , Revenue , 144A, 2024 , 5% , 6/15/34 ........... 500,000 517,200
c
Westside Neighborhood School , Revenue , 144A, 2024 , 5.5% , 6/15/39 .......... 655,000 676,982
c
Westside Neighborhood School , Revenue , 144A, 2024 , 5.9% , 6/15/44 .......... 1,255,000 1,304,340
c
Westside Neighborhood School , Revenue , 144A, 2024 , 6.2% , 6/15/54 .......... 2,900,000 3,014,586
c
Westside Neighborhood School , Revenue , 144A, 2024 , 6.375% , 6/15/64 ........ 3,000,000 3,132,280
c
California Pollution Control Financing Authority ,
a,d
CalPlant I LLC , Revenue , 144A, 2017 , 7% , 7/01/22 ........................ 3,500,000 35
a,d
CalPlant I LLC , Revenue , 144A, 2017 , 7.5% , 7/01/32 ....................... 13,000,000 130
a,d
CalPlant I LLC , Revenue , 144A, 2017 , 8% , 7/01/39 ........................ 11,500,000 115
a,d
CalPlant I LLC , Revenue , 144A, 2020 , 7.5% , 7/01/32 ....................... 4,500,000 45
Channelside Water Resources LP , Revenue , 144A, 2012 , 5% , 11/21/45 ......... 21,685,000 20,538,089
California Public Finance Authority ,
c
Crossroads Christian Schools Obligated Group , Revenue , 144A, 2020 , 5% , 1/01/56 4,015,000 3,332,466
Henry Mayo Newhall Hospital Obligated Group , Revenue , 2017 , Refunding , 5% ,
10/15/37 ....................................................... 1,100,000 1,105,893
c
Kendal at Sonoma Obligated Group , Revenue , 144A, 2021 A , Refunding , 5% ,
11/15/36 ....................................................... 1,000,000 1,002,030
c
Kendal at Sonoma Obligated Group , Revenue , 144A, 2021 A , Refunding , 5% ,
11/15/56 ....................................................... 2,135,000 1,833,616

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Public Finance Authority, (continued)
c
Kendal at Sonoma Obligated Group , Revenue , 144A, 2021 B-1 , Refunding , 3.125% ,
5/15/29 ........................................................ $ 1,955,000 $ 1,891,091
c
California School Finance Authority ,
Revenue , 144A, 2017 , 5% , 6/01/47 .................................... 700,000 628,777
Alliance for College Ready Public Schools Obligated Group , Revenue , 144A, 2016 C ,
5% , 7/01/46 .................................................... 10,000,000 9,935,191
Alternative Schools, Inc. , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/41 ....... 500,000 382,113
Alternative Schools, Inc. , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/51 ....... 2,835,000 1,931,031
Alternative Schools, Inc. , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/61 ....... 3,675,000 2,341,354
Aspire Public Schools Obligated Group , Revenue , 144A, 2015 , Refunding , 5% ,
8/01/40 ........................................................ 1,000,000 968,303
Aspire Public Schools Obligated Group , Revenue , 144A, 2016 , 5% , 8/01/41 ...... 2,010,000 1,921,464
Aspire Public Schools Obligated Group , Revenue , 144A, 2016 , Pre-Refunded , 5% ,
8/01/41 ........................................................ 190,000 190,500
Citizens of the World Los Angeles Obligated Group , Revenue , 144A, 2022 A , 6.25% ,
4/01/52 ........................................................ 2,000,000 1,972,508
Citizens of the World Los Angeles Obligated Group , Revenue , 144A, 2022 A ,
6.375% , 4/01/62 ................................................. 2,000,000 1,977,817
Classical Academy Obligated Group , Revenue , 144A, 2017 A , Refunding , 5% ,
10/01/37 ....................................................... 1,485,000 1,494,903
Classical Academy Obligated Group , Revenue , 144A, 2017 A , Refunding , 5% ,
10/01/44 ....................................................... 5,610,000 5,407,423
Classical Academy Obligated Group , Revenue , 144A, 2020 A , 5% , 10/01/40 ..... 500,000 498,048
Classical Academy Obligated Group , Revenue , 144A, 2020 A , 5% , 10/01/50 ..... 3,570,000 3,308,979
Ednovate Obligated Group , Revenue , 144A, 2018 , 5% , 6/01/48 ............... 1,000,000 885,082
Ednovate Obligated Group , Revenue , 144A, 2018 , 5% , 6/01/56 ............... 1,710,000 1,461,391
Envision Education Obligated Group , Revenue , 144A, 2024 A , 5% , 6/01/54 ...... 900,000 796,971
Fenton Charter Public Schools , Revenue , 144A, 2020 A , 5% , 7/01/40 ........... 225,000 219,020
Fenton Charter Public Schools , Revenue , 144A, 2020 A , 5% , 7/01/50 ........... 1,275,000 1,188,270
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2019 , 5% ,
7/01/43 ........................................................ 2,000,000 1,961,769
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2019 , 5% ,
7/01/49 ........................................................ 5,750,000 5,573,478
Green Dot Public Schools Obligated Group , Revenue , 144A, 2015 A , 5% , 8/01/35 . 2,525,000 2,526,646
Green Dot Public Schools Obligated Group , Revenue , 144A, 2015 A , 5% , 8/01/45 . 3,500,000 3,377,080
Green Dot Public Schools Obligated Group , Revenue , 144A, 2018 A , 5% , 8/01/38 . 1,000,000 1,007,210
Green Dot Public Schools Obligated Group , Revenue , 144A, 2018 A , 5% , 8/01/48 . 1,750,000 1,680,054
Harbor Springs Obligated Group , Revenue , 144A, 2024 A , 5.5% , 7/01/54 ........ 2,235,000 2,247,136
iLEAD Lancaster , Revenue , 144A, 2021 A , 4% , 6/01/31 ..................... 250,000 237,996
iLEAD Lancaster , Revenue , 144A, 2021 A , 5% , 6/01/41 ..................... 435,000 398,109
iLEAD Lancaster , Revenue , 144A, 2021 A , 5% , 6/01/51 ..................... 600,000 516,169
iLEAD Lancaster , Revenue , 144A, 2021 A , 5% , 6/01/61 ..................... 1,320,000 1,097,217
Integrity Charter School , Revenue , 144A, 2024 , 5% , 7/01/39 ................. 1,000,000 960,594
Integrity Charter School , Revenue , 144A, 2024 , 5.25% , 7/01/44 ............... 800,000 754,430
Integrity Charter School , Revenue , 144A, 2024 , 5.5% , 7/01/54 ................ 1,600,000 1,483,632
Integrity Charter School , Revenue , 144A, 2024 , 5.6% , 7/01/64 ................ 2,000,000 1,839,603
John Adams Academies Obligated Group , Revenue , 144A, 2022 A , 4.5% , 7/01/32 . 605,000 600,226
John Adams Academies Obligated Group , Revenue , 144A, 2022 A , 5% , 7/01/42 ... 2,140,000 2,022,481
John Adams Academies Obligated Group , Revenue , 144A, 2022 A , 5% , 7/01/52 ... 3,175,000 2,846,060
John Adams Academies Obligated Group , Revenue , 144A, 2022 A , 5.125% , 7/01/62 8,125,000 7,221,410
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2015 A , 5% , 7/01/35 1,200,000 1,200,455
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2015 A , 5% , 7/01/45 1,675,000 1,614,350
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2019 A , 5% , 7/01/49 2,150,000 2,050,032
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2019 A , 5% , 7/01/54 1,150,000 1,076,122
Larchmont Schools , Revenue , 144A, 2018 A , 5% , 6/01/55 ................... 3,050,000 2,687,994
Lifeline Education Charter School, Inc. , Revenue , 144A, 2020 A , 3% , 7/01/30 ..... 365,000 342,869

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
California School Finance Authority, (continued)
Lifeline Education Charter School, Inc. , Revenue , 144A, 2020 A , 5% , 7/01/45 ..... $ 1,200,000 $ 1,133,202
Lifeline Education Charter School, Inc. , Revenue , 144A, 2020 A , 5% , 7/01/55 ..... 1,235,000 1,135,562
Lighthouse Community Public Schools Obligated Group , Revenue , 144A, 2022 A ,
6.375% , 6/01/52 ................................................. 1,250,000 1,283,875
Lighthouse Community Public Schools Obligated Group , Revenue , 144A, 2022 A ,
6.5% , 6/01/62 ................................................... 1,500,000 1,541,634
NCCD-Santa Rosa Properties LLC , Revenue , 144A, 2021 A , 4% , 11/01/31 ....... 1,000,000 981,037
NCCD-Santa Rosa Properties LLC , Revenue , 144A, 2021 A , 4% , 11/01/36 ....... 1,670,000 1,544,268
NCCD-Santa Rosa Properties LLC , Revenue , 144A, 2021 A , 4% , 11/01/51 ....... 16,730,000 13,077,622
NCCD-Santa Rosa Properties LLC , Revenue , 144A, 2021 A , 4% , 11/01/55 ....... 1,400,000 1,067,284
New Designs Charter School , Revenue , 144A, 2024 A , Refunding , 5% , 6/01/54 ... 650,000 595,075
New Designs Charter School , Revenue , 144A, 2024 A , Refunding , 5% , 6/01/64 ... 1,600,000 1,424,685
Orange County Educational Arts Academy , Revenue , 144A, 2023 A , Refunding , 5% ,
6/01/33 ........................................................ 650,000 655,806
Orange County Educational Arts Academy , Revenue , 144A, 2023 A , Refunding ,
5.625% , 6/01/43 ................................................. 560,000 555,700
Orange County Educational Arts Academy , Revenue , 144A, 2023 A , Refunding ,
5.875% , 6/01/53 ................................................. 600,000 593,062
Partnerships to Uplift Communities Obligated Group , Revenue , 144A, 2023 ,
Refunding , 5% , 8/01/33 ............................................ 720,000 743,473
Partnerships to Uplift Communities Obligated Group , Revenue , 144A, 2023 ,
Refunding , 5.25% , 8/01/38 ......................................... 500,000 506,152
Partnerships to Uplift Communities Obligated Group , Revenue , 144A, 2023 ,
Refunding , 5.5% , 8/01/43 .......................................... 550,000 559,911
Partnerships to Uplift Communities Obligated Group , Revenue , 144A, 2023 ,
Refunding , 5.5% , 8/01/47 .......................................... 525,000 530,438
Real Journey Academies Obligated Group , Revenue , 144A, 2019 A , 5% , 6/01/49 .. 7,105,000 6,428,599
Rex & Margaret Fortune School of Education , Revenue , 144A, 2024 A , 5% , 6/01/44 2,000,000 1,871,772
Rex & Margaret Fortune School of Education , Revenue , 144A, 2024 A , 5% , 6/01/54 2,350,000 2,108,127
Rex & Margaret Fortune School of Education , Revenue , 144A, 2024 A , 5.125% ,
6/01/59 ........................................................ 1,500,000 1,353,813
River Springs Charter School, Inc. , Revenue , 144A, 2017 A , 5% , 7/01/30 ........ 1,250,000 1,274,368
River Springs Charter School, Inc. , Revenue , 144A, 2017 A , 5% , 7/01/37 ........ 2,000,000 2,008,365
River Springs Charter School, Inc. , Revenue , 144A, 2017 A , 5% , 7/01/47 ........ 1,975,000 1,886,340
River Springs Charter School, Inc. , Revenue , 144A, 2017 A , 5% , 7/01/52 ........ 1,340,000 1,247,987
River Springs Charter School, Inc. , Revenue , 144A, 2023 A , 5.75% , 7/01/42 ...... 980,000 1,004,692
Rocketship Education Obligated Group , Revenue , 144A, 2017 A , 5% , 6/01/34 .... 750,000 752,308
Rocketship Education Obligated Group , Revenue , 144A, 2017 A , 5.125% , 6/01/47 . 845,000 783,871
Rocketship Education Obligated Group , Revenue , 144A, 2017 A , 5.25% , 6/01/52 .. 2,440,000 2,245,999
Rocketship Education Obligated Group , Revenue , 144A, 2017 G , 5% , 6/01/30 .... 315,000 318,361
Rocketship Education Obligated Group , Revenue , 144A, 2017 G , 5% , 6/01/37 .... 360,000 354,237
Santa Clarita Valley International Charter School , Revenue , 144A, 2021 A , 4% ,
6/01/31 ........................................................ 260,000 244,168
Santa Clarita Valley International Charter School , Revenue , 144A, 2021 A , 4% ,
6/01/41 ........................................................ 600,000 471,293
Santa Clarita Valley International Charter School , Revenue , 144A, 2021 A , 4% ,
6/01/51 ........................................................ 800,000 550,953
Santa Clarita Valley International Charter School , Revenue , 144A, 2021 A , 4% ,
6/01/61 ........................................................ 1,300,000 844,462
Summit Public Schools Obligated Group , Revenue , 144A, 2017 , Pre-Refunded , 5% ,
6/01/47 ........................................................ 800,000 830,490
California State Public Works Board ,
Revenue , 2025 A , 5% , 4/01/50 ........................................ 7,500,000 7,740,703
State of California , Revenue , 2024 A , 5% , 4/01/49 ......................... 13,000,000 13,406,190
California Statewide Communities Development Authority ,
Revenue , 2015 R-1 , Refunding , 5% , 9/02/40 ............................. 2,230,000 2,231,909

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Special Assessment , 2016 A , 5% , 9/02/36 ............................... $ 1,035,000 $ 1,045,868
Special Assessment , 2017 A , 4% , 9/02/27 ............................... 795,000 798,651
Special Assessment , 2017 A , 5% , 9/02/37 ............................... 1,970,000 2,001,691
Special Assessment , 2017 A , 5% , 9/02/46 ............................... 2,455,000 2,461,022
Special Assessment , 2017 B , 5% , 9/02/37 ............................... 3,260,000 3,325,780
Special Assessment , 2017 B , 5% , 9/02/47 ............................... 2,520,000 2,533,302
Special Assessment , 2017 C , 5% , 9/02/37 ............................... 3,980,000 4,044,026
Special Assessment , 2018 A , 5% , 9/02/38 ............................... 2,150,000 2,190,581
Special Assessment , 2018 A , 5% , 9/02/47 ............................... 3,745,000 3,755,130
Special Assessment , 2018 B , 5% , 9/02/38 ............................... 2,760,000 2,813,771
Special Assessment , 2018 B , 5% , 9/02/43 ............................... 4,690,000 4,724,087
Special Assessment , 2018 B , 5% , 9/02/48 ............................... 4,605,000 4,620,924
Special Assessment , 2018 C , 5% , 9/02/38 ............................... 5,265,000 5,364,377
Special Assessment , 2018 C , 5% , 9/02/48 ............................... 6,605,000 6,619,972
Special Assessment , 2019 A , 5% , 9/02/39 ............................... 1,600,000 1,630,585
Special Assessment , 2019 A , 5% , 9/02/44 ............................... 940,000 946,355
Special Assessment , 2019 B , 5% , 9/02/44 ............................... 1,150,000 1,165,712
Special Assessment , 2019 C , 5% , 9/02/39 ............................... 850,000 858,713
Special Assessment , 2020 A , 5% , 9/02/40 ............................... 1,250,000 1,270,887
Special Assessment , 2020 A , 4% , 9/02/50 ............................... 900,000 731,655
Special Assessment , 2020 A , 5% , 9/02/50 ............................... 1,000,000 991,439
Special Assessment , 2020 B , 4% , 9/02/40 ............................... 565,000 504,135
Special Assessment , 2020 B , 4% , 9/02/50 ............................... 695,000 559,790
Special Assessment , 2021 A , 4% , 9/02/41 ............................... 995,000 891,112
Special Assessment , 2021 A , 4% , 9/02/51 ............................... 3,175,000 2,594,909
Special Assessment , 2021 B , 4% , 9/02/41 ............................... 3,280,000 2,954,552
Special Assessment , 2021 B , 4% , 9/02/51 ............................... 3,145,000 2,570,390
Special Assessment , 2021 C-1 , 4% , 9/02/41 .............................. 2,435,000 2,102,048
Special Assessment , 2021 C-1 , 4% , 9/02/51 .............................. 3,610,000 2,906,731
Special Assessment , 2021 C-2 , 5% , 9/02/41 .............................. 3,150,000 2,587,984
Special Assessment , 2021 C-2 , 5.5% , 9/02/51 ............................ 3,575,000 2,580,151
Special Assessment , 2022 B , 5% , 9/02/42 ............................... 3,000,000 3,022,901
Special Assessment , 2022 B , 5% , 9/02/52 ............................... 3,000,000 2,917,686
Special Assessment , 2022 C , 5.375% , 9/02/52 ............................ 1,990,000 2,007,213
Special Assessment , 2023 D , 5.5% , 9/02/53 .............................. 1,000,000 1,000,539
Special Tax , 2023 C-1 , 5.25% , 9/02/53 .................................. 3,000,000 2,982,087
Special Tax , 2025 A , 5% , 9/02/50 ...................................... 5,500,000 5,452,913
Assessment District No. 14-01 , Special Assessment , 2015 , 5% , 9/02/35 ......... 2,000,000 2,003,733
Assessment District No. 14-01 , Special Assessment , 2015 , 5% , 9/02/45 ......... 3,810,000 3,783,498
c
California Baptist University , Revenue , 144A, 2014 A , 6.125% , 11/01/33 ......... 1,375,000 1,376,918
c
California Baptist University , Revenue , 144A, 2014 A , Refunding , 6.375% , 11/01/43 4,035,000 4,041,098
c
California Baptist University , Revenue , 144A, 2017 A , Refunding , 5% , 11/01/32 ... 1,135,000 1,149,455
c
California Baptist University , Revenue , 144A, 2017 A , Refunding , 5% , 11/01/41 ... 1,875,000 1,794,312
Cedars-Sinai Medical Center Obligated Group , Revenue , 2018 , 4% , 7/01/48 ..... 6,000,000 5,488,610
Community Facilities District 2022-7 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 1,500,000 1,485,738
Community Facilities District No. 2016-02 , Special Tax , 2016 A , 5% , 9/01/46 ...... 10,625,000 10,626,724
Community Facilities District No. 2016-02 , Special Tax , 2019 , 5% , 9/01/39 ....... 1,230,000 1,245,933
Community Facilities District No. 2016-02 , Special Tax , 2019 , 5% , 9/01/49 ....... 3,000,000 2,989,230
Community Facilities District No. 2016-02 , Special Tax , 2020 , 4% , 9/01/40 ....... 3,345,000 3,065,880
Community Facilities District No. 2016-02 , Special Tax , 2020 , 4% , 9/01/50 ....... 2,845,000 2,343,630
Community Facilities District No. 2016-02 , Special Tax , 2022 , 5.5% , 9/01/52 ...... 7,490,000 7,665,038
Community Facilities District No. 2018-01 , Special Tax , 2019 , 5% , 9/01/39 ....... 1,650,000 1,672,640
Community Facilities District No. 2018-01 , Special Tax , 2019 , 5% , 9/01/48 ....... 2,000,000 2,003,341
Community Facilities District No. 2022-08 Improvement Area , Special Tax , 2024 ,
5.25% , 9/01/39 .................................................. 2,360,000 2,410,356

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Community Facilities District No. 2022-08 Improvement Area , Special Tax , 2024 ,
5.25% , 9/01/45 .................................................. $ 2,750,000 $ 2,754,828
Community Facilities District No. 2022-12 Improvement Area No. 1 , Special Tax ,
2024 , 5% , 9/01/44 ................................................ 2,275,000 2,303,941
Community Facilities District No. 2022-12 Improvement Area No. 1 , Special Tax ,
2024 , 5% , 9/01/54 ................................................ 1,350,000 1,335,131
Community Facilities District No. 2024-9 , Special Tax , 2024 , 5% , 9/01/44 ........ 400,000 397,515
Community Facilities District No. 2024-9 , Special Tax , 2024 , 5% , 9/01/54 ........ 700,000 677,779
Community Infrastructure Program Assessment District No. 20-02 , Special
Assessment , 2023 , 5.75% , 9/02/53 ................................... 1,900,000 1,932,193
John Muir Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% , 12/01/54 . 10,000,000 10,245,856
c
Lancer Educational Housing LLC , Revenue , 144A, 2016 A , Refunding , 5% , 6/01/46 12,735,000 11,857,714
c
Lancer Educational Housing LLC , Revenue , 144A, 2019 A , 5% , 6/01/39 ......... 950,000 935,679
c
Loma Linda University Medical Center Obligated Group , Revenue , 144A, 2016 A ,
5% , 12/01/41 ................................................... 1,245,000 1,204,045
c
Loma Linda University Medical Center Obligated Group , Revenue , 144A, 2016 A ,
5.25% , 12/01/56 ................................................. 45,755,000 44,428,718
c
Loma Linda University Medical Center Obligated Group , Revenue , 144A, 2018 A ,
5.5% , 12/01/58 .................................................. 6,250,000 6,097,430
Marin General Hospital Obligated Group , Revenue , 2018 A , 4% , 8/01/45 ........ 1,500,000 1,256,082
c
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/39 ............. 4,325,000 4,319,338
c
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/49 ............. 8,000,000 7,644,723
c
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/52 ............. 2,635,000 2,482,738
Panorama II Preservation LP , Revenue , 2024 F , FNMA Insured , 4.25% , 12/01/40 .. 7,460,000 7,210,647
USC Obligated Group , Revenue , 2018 , Refunding , 5% , 1/01/43 ............... 5,000,000 5,051,087
Chino Community Facilities District , City of Chino Community Facilities District No.
2003-3 Improvement Area No. 6 , Special Tax , 2015 , 5% , 9/01/45 .............. 1,665,000 1,665,342
City & County of San Francisco ,
c
Community Facilities District No. 2016-1 Improvement Area 2 , Special Tax , 144A,
2023 A , 5.5% , 9/01/53 ............................................. 2,045,000 2,085,492
Community Facilities District No. 2016-1 Improvement Area No. 1 , Special Tax , 2020 ,
4% , 9/01/50 .................................................... 2,450,000 1,971,482
c
Community Facilities District No. 2016-1 Improvement Area No. 2 , Special Tax , 144A,
2022 A , 4% , 9/01/52 .............................................. 5,270,000 4,217,726
c
Infrastructure & Revitalization Financing District No. 1 Facilities Increment , Tax
Allocation , 144A, 2022 A , 5% , 9/01/37 ................................. 385,000 396,072
c
Infrastructure & Revitalization Financing District No. 1 Facilities Increment , Tax
Allocation , 144A, 2022 A , 5% , 9/01/52 ................................. 2,000,000 1,838,697
c
Infrastructure & Revitalization Financing District No. 1 Housing Increment , Tax
Allocation , 144A, 2022 B , 5% , 9/01/52 ................................. 1,000,000 902,555
c
Special Tax District No. 2020-1 Development , Special Tax , 144A, 2021 C , 4% ,
9/01/51 ........................................................ 3,900,000 3,121,666
City of Dixon , Community Facilities District No. 2013-1 Parklane , Special Tax , 2019 ,
5% , 9/01/49 ...................................................... 2,400,000 2,398,066
City of Dublin ,
Community Facilities District No. 2015-1 Improvement Area No. 2 , Special Tax , 2019 ,
5% , 9/01/39 .................................................... 2,765,000 2,817,885
Community Facilities District No. 2015-1 Improvement Area No. 2 , Special Tax , 2019 ,
5% , 9/01/44 .................................................... 2,925,000 2,948,114
Community Facilities District No. 2015-1 Improvement Area No. 2 , Special Tax , 2019 ,
5% , 9/01/49 .................................................... 4,100,000 4,106,641
City of Fairfield ,
Community Facilities District No. 2023-1 Improvement Area No. 1 , Special Tax , 2024
A , 5% , 9/01/44 .................................................. 2,000,000 2,004,220
Community Facilities District No. 2023-1 Improvement Area No. 1 , Special Tax , 2024
A , 5% , 9/01/49 .................................................. 2,000,000 1,987,274

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Fillmore ,
Community Facilities District No. 5 , Special Tax , 2015 , 5% , 9/01/40 ............ $ 1,500,000 $ 1,500,822
Community Facilities District No. 5 , Special Tax , 2015 , 5% , 9/01/45 ............ 2,630,000 2,624,930
City of Fremont ,
Community Facilities District No. 1 , Special Tax , 2015 , Refunding , 5% , 9/01/40 .... 4,655,000 4,654,786
Community Facilities District No. 1 , Special Tax , 2015 , Refunding , 5% , 9/01/45 .... 3,255,000 3,208,021
City of Irvine , Community Facilities District No. 2013-3 Improvement Area No. 8 ,
Special Tax , 2018 , 5% , 9/01/43 ....................................... 5,000,000 5,024,364
City of La Verne , Copacabana Mobilehome Park , Revenue , 2014 , Refunding , 5% ,
6/15/49 ......................................................... 1,765,000 1,764,974
City of Los Angeles , Department of Airports , Revenue , 2019 D , 4% , 5/15/44 ....... 5,525,000 4,959,583
City of Manteca ,
Community Facilities District 2023-1 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/44 ........................................................ 1,000,000 1,007,274
Community Facilities District 2023-1 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 1,580,000 1,555,493
Community Facilities District 2023-1 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/44 ........................................................ 870,000 875,685
Community Facilities District 2023-1 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/49 ........................................................ 1,320,000 1,315,261
Community Facilities District 2023-1 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 1,735,000 1,708,089
Community Facilities District 2023-1 Improvement Area No. 3 , Special Tax , 2025 , 5% ,
9/01/40 ........................................................ 165,000 167,722
Community Facilities District 2023-1 Improvement Area No. 3 , Special Tax , 2025 , 5% ,
9/01/45 ........................................................ 430,000 427,009
Community Facilities District 2023-1 Improvement Area No. 3 , Special Tax , 2025 , 5% ,
9/01/50 ........................................................ 750,000 735,198
Community Facilities District 2023-1 Improvement Area No. 3 , Special Tax , 2025 , 5% ,
9/01/55 ........................................................ 1,110,000 1,075,695
City of Ontario ,
Community Facilities District No. 28 , Special Tax , 2017 , 5% , 9/01/42 ........... 1,000,000 1,004,720
Community Facilities District No. 28 , Special Tax , 2017 , 5% , 9/01/47 ........... 500,000 500,736
City of Oroville ,
Oroville Hospital , Revenue , 2019 , 5.25% , 4/01/49 ......................... 4,500,000 3,506,649
Oroville Hospital , Revenue , 2019 , 5.25% , 4/01/54 ......................... 3,000,000 2,281,208
City of Palm Desert ,
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/49 ........ 600,000 600,949
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/53 ........ 525,000 521,003
City of Rancho Cordova ,
Community Facilities District No. 2014-1 , Special Tax , 2022 , 5% , 9/01/51 ........ 1,200,000 1,188,506
Ranch Community Facilities District No. 2021-1 Improvement Area No. 1 , Special
Tax , 2022 , 5.25% , 9/01/52 .......................................... 2,000,000 2,020,396
Ranch Community Facilities District No. 2021-1 Improvement Area No. 2 , Special
Tax , 2025 , 5% , 9/01/40 ............................................ 360,000 360,866
Ranch Community Facilities District No. 2021-1 Improvement Area No. 2 , Special
Tax , 2025 , 5% , 9/01/45 ............................................ 565,000 549,211
Ranch Community Facilities District No. 2021-1 Improvement Area No. 2 , Special
Tax , 2025 , 5% , 9/01/50 ............................................ 750,000 721,860
Ranch Community Facilities District No. 2021-1 Improvement Area No. 2 , Special
Tax , 2025 , 5% , 9/01/54 ............................................ 240,000 227,898
Sunridge North Douglas Community Facilities District No. 2005-1 , Special Tax , 2015 ,
5% , 9/01/40 .................................................... 1,200,000 1,200,955
Sunridge North Douglas Community Facilities District No. 2005-1 , Special Tax , 2015 ,
5% , 9/01/45 .................................................... 1,250,000 1,250,287

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Roseville ,
Amoruso Ranch Community Facilities District 1 Improvement Area No. 1 , Special
Tax , 2024 , 5% , 9/01/49 ............................................ $ 1,125,000 $ 1,093,314
Amoruso Ranch Community Facilities District 1 Improvement Area No. 1 , Special
Tax , 2024 , 5% , 9/01/54 ............................................ 1,500,000 1,437,197
Creekview Community Facilities District No. 1 Improvement Area No. 1 , Special Tax ,
2020 , 5% , 9/01/45 ................................................ 1,280,000 1,287,842
Creekview Community Facilities District No. 1 Improvement Area No. 2 , Special Tax ,
2023 , 5% , 9/01/43 ................................................ 500,000 503,481
Creekview Community Facilities District No. 1 Improvement Area No. 2 , Special Tax ,
2023 , 5.25% , 9/01/53 ............................................. 1,850,000 1,867,560
c
Fiddyment Ranch Community Facilities District No. 5 , Special Tax , 144A, 2017 ,
Refunding , 5% , 9/01/32 ............................................ 1,265,000 1,298,256
c
Fiddyment Ranch Community Facilities District No. 5 , Special Tax , 144A, 2017 ,
Refunding , 5% , 9/01/47 ............................................ 6,500,000 6,513,676
HP Campus Oaks Community Facilities District No. 1 , Special Tax , 2016 , 5% ,
9/01/36 ........................................................ 1,950,000 1,966,664
HP Campus Oaks Community Facilities District No. 1 , Special Tax , 2016 , 5.5% ,
9/01/46 ........................................................ 6,415,000 6,457,405
SVSP Westpark-Federico Community Facilities District No. 1 , Special Tax , 2019 , 5% ,
9/01/44 ........................................................ 1,000,000 1,007,902
Torrente at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 6% ,
9/01/53 ........................................................ 1,500,000 1,571,276
Villages at Sierra Vista Community Facilities District No. 1 , Special Tax , 2019 , 5% ,
9/01/49 ........................................................ 3,870,000 3,876,269
Westbrook Community Facilities District No. 1 , Special Tax , 2014 , 5% , 9/01/29 .... 500,000 500,593
Westbrook Community Facilities District No. 1 , Special Tax , 2014 , 5% , 9/01/34 .... 1,100,000 1,100,845
Westbrook Community Facilities District No. 1 , Special Tax , 2014 , 5% , 9/01/39 .... 1,885,000 1,885,654
Westbrook Community Facilities District No. 1 , Special Tax , 2014 , 5% , 9/01/44 .... 1,650,000 1,650,139
Westbrook Community Facilities District No. 1 , Special Tax , 2019 , 5% , 9/01/40 .... 1,670,000 1,696,921
Westbrook Community Facilities District No. 1 , Special Tax , 2019 , 5% , 9/01/49 .... 2,130,000 2,134,258
Westpark Community Facilities District No. 1 , Special Tax , 2015 , Refunding , 5% ,
9/01/32 ........................................................ 1,120,000 1,121,363
Westpark Community Facilities District No. 1 , Special Tax , 2015 , Refunding , 5% ,
9/01/33 ........................................................ 1,000,000 1,001,133
Westpark Community Facilities District No. 1 , Special Tax , 2015 , Refunding , 5% ,
9/01/37 ........................................................ 1,250,000 1,250,893
City of Sacramento ,
Delta Shores Community Facilities District No. 2019-01 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 2,000,000 1,963,017
Greenbriar Community Facilities District No. 2018-03 Improvement Area No. 2 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 1,000,000 952,002
c
Natomas Meadows Community Facilities District No. 2007-1 Area No. 1 , Special Tax ,
144A, 2017 , 5% , 9/01/32 ........................................... 300,000 308,017
c
Natomas Meadows Community Facilities District No. 2007-1 Area No. 1 , Special Tax ,
144A, 2017 , 5% , 9/01/37 ........................................... 710,000 721,878
c
Natomas Meadows Community Facilities District No. 2007-1 Area No. 1 , Special Tax ,
144A, 2017 , 5% , 9/01/47 ........................................... 1,900,000 1,902,797
City of San Clemente ,
Community Facilities District No. 2006-1 , Special Tax , 2015 , 5% , 9/01/40 ........ 1,745,000 1,745,999
Community Facilities District No. 2006-1 , Special Tax , 2015 , 5% , 9/01/46 ........ 2,445,000 2,407,082
City of San Diego , Tobacco Settlement Revenue Funding Corp. , Revenue , 2018 C ,
Refunding , 4% , 6/01/32 ............................................. 365,000 363,085
City of San Francisco , 5.25% , 9/01/49 .................................... 11,500,000 9,615,932
City of Stockton , Community Facilities District No. 2018-2 Improvement Area No. 2 ,
Special Tax , 2022 , 5.125% , 9/01/52 .................................... 3,660,000 3,676,489
City of Vernon , Electric System , Revenue , 2020 A , Refunding , 5% , 8/01/36 ........ 1,525,000 1,580,967

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
g
Clovis Unified School District ,
GO , 2004 A , NATL Insured , ETM, 3.01%, 8/01/27 .......................... $ 1,205,000 $ 1,129,981
GO , 2004 A , NATL Insured , 3.14%, 8/01/27 .............................. 6,295,000 5,886,787
GO , 2004 A , NATL Insured , 3.19%, 8/01/28 .............................. 3,000,000 2,715,385
c
CMFA Special Finance Agency , Solana at Grand , Revenue, Junior Lien , 144A, 2021
A-2 , 4% , 8/01/45 .................................................. 13,870,000 11,752,828
c
CMFA Special Finance Agency Enclave , Revenue, Junior Lien , 144A, 2022 A-2 , 4.5% ,
8/01/51 ......................................................... 39,885,000 26,728,322
c
CMFA Special Finance Agency I , Mix at CTR City (The) , Revenue , 144A, 2021 A-T , 5% ,
4/01/41 ......................................................... 7,545,000 6,971,502
c
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 30,280,000 24,142,498
g
Coachella Valley Unified School District ,
GO , 2012 D , AGMC Insured , 4.72%, 8/01/42 ............................. 8,500,000 3,853,317
GO , 2012 D , AGMC Insured , 4.66%, 8/01/43 ............................. 3,000,000 1,311,672
County of Imperial , Community Facilities District No. 1998-1 , Special Tax , 1999 , LOC
BNP Paribas SA , 6.5% , 9/01/31 ....................................... 3,510,000 3,529,124
County of Madera ,
Community Facilities District No. 2021-1 Improvement Area No. 1 , Special Tax , 2022 ,
5.875% , 9/01/53 ................................................. 1,100,000 1,122,933
Community Facilities District No. 2021-1 Improvement Area No. 2 , Special Tax , 2022 ,
5.75% , 9/01/53 .................................................. 3,080,000 3,130,666
Community Facilities District No. 2021-1 Improvement Area No. 2 , Special Tax , 2022 ,
5.875% , 9/01/53 ................................................. 1,100,000 1,122,932
County of Sacramento ,
Airport System , Revenue , 2024 , 5.25% , 7/01/49 ........................... 3,000,000 3,148,927
Airport System , Revenue , 2024 , 5.25% , 7/01/54 ........................... 15,000,000 15,578,623
County of San Bernardino ,
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2015 , Refunding ,
5% , 9/01/40 .................................................... 1,000,000 1,000,771
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2015 , Refunding ,
5% , 9/01/45 .................................................... 1,000,000 1,000,032
c
CSCDA Community Improvement Authority ,
Crescent (The) , Revenue , 144A, 2022 B , 5.5% , 7/01/59 ..................... 16,000,000 12,790,021
Park Crossing Apartments , Revenue , 144A, 2021 B , 4% , 12/01/48 ............. 10,000,000 7,353,010
Theo Apartments , Revenue , 144A, 2021 B , 4% , 5/01/57 ..................... 10,000,000 6,788,557
Wood Creek Apartments , Revenue, Sub. Lien , 144A, 2021 B , 4% , 12/01/59 ...... 31,800,000 15,318,788
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue , 2007
B , Refunding , 5.85% , 12/15/47 ........................................ 4,210,000 4,212,415
Del Mar Race Track Authority , Revenue , 2015 , Refunding , 5% , 10/01/35 .......... 2,000,000 2,005,317
g
Duarte Redevelopment Agency , Tax Allocation , 1999 , ETM, 4.99%, 12/01/28 ....... 5,135,000 4,329,285
g
El Rancho Unified School District , GO , 2004 , NATL Insured , 3.41%, 8/01/29 ....... 2,400,000 2,086,901
c
Elsinore Valley Municipal Water District ,
Community Facilities District No. 2020-1 Area No. 2A , Special Tax , 144A, 2021 A ,
4% , 9/01/51 .................................................... 1,245,000 1,014,503
Community Facilities District No. 2020-1 Area No. 3A , Special Tax , 144A, 2021 A ,
4.5% , 9/01/51 ................................................... 2,500,000 2,212,947
Fairfield Community Facilities District ,
c
City of Fairfield Community Facilities District No. 2019-1 Improvement Area No. 1 ,
Special Tax , 144A, 2020 A , 5% , 9/01/35 ............................... 1,000,000 1,040,965
c
City of Fairfield Community Facilities District No. 2019-1 Improvement Area No. 1 ,
Special Tax , 144A, 2020 A , 5% , 9/01/50 ............................... 5,255,000 5,247,203
Community Facilities District No. 2023-1 Improvement Area No. 1 , Special Tax , 2024
A , 5% , 9/01/54 .................................................. 9,630,000 9,437,619
h ,i
FHLMC, Multi-family ML Pass-Through Certificates ,
FRN , 2019-ML06 , XCA , 1.096% , 7/25/35 ................................ 129,713,049 7,292,468
c
Revenue , 144A, FRN , 2020-ML07 , XCA , 2.133% , 1/25/37 ................... 117,598,086 14,504,548

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Folsom Ranch Financing Authority ,
City of Folsom Community Facilities District No. 19 , Special Tax , 2017 , 5% , 9/01/47 $ 1,000,000 $ 1,002,104
City of Folsom Community Facilities District No. 20 , Special Tax , 2018 , 5% , 9/01/33 530,000 547,179
City of Folsom Community Facilities District No. 20 , Special Tax , 2018 , 5% , 9/01/48 1,675,000 1,679,292
Foothill-Eastern Transportation Corridor Agency ,
g
Revenue , 2013 A , Refunding , 4.79%, 1/15/42 ............................. 75,000,000 34,471,493
Revenue , 2013 B-1 , Refunding , 3.95% , 1/15/53 ........................... 23,000,000 19,771,998
Revenue , 2013 B-2 , Refunding , 3.5% , 1/15/53 ............................ 15,500,000 12,233,138
g
Revenue , 2015 A , Refunding , 3.79%, 1/15/33 ............................. 19,000,000 14,303,506
Galt Community Facilities District ,
City of Galt Community Facilities District No. 2020-2 Improvement Area No. 1 ,
Special Tax , 2023 A , 5.5% , 9/01/43 ................................... 1,860,000 1,921,619
City of Galt Community Facilities District No. 2020-2 Improvement Area No. 1 ,
Special Tax , 2023 A , 5.75% , 9/01/48 .................................. 2,945,000 3,064,038
City of Galt Community Facilities District No. 2020-2 Improvement Area No. 1 ,
Special Tax , 2023 A , 6% , 9/01/53 .................................... 2,895,000 3,032,564
g
Hanford Joint Union High School District ,
GO , B , AGMC Insured , 3.55%, 8/01/32 .................................. 3,635,000 2,830,769
GO , B , AGMC Insured , 3.61%, 8/01/33 .................................. 3,705,000 2,772,220
GO , B , AGMC Insured , 3.73%, 8/01/35 .................................. 4,120,000 2,838,417
g
Hartnell Community College District , GO , 2009 D , 4.72%, 8/01/49 ............... 10,000,000 3,280,365
Imperial Community College District , GO , 2011 A , Pre-Refunded , AGMC Insured ,
6.75% , 8/01/40 ................................................... 3,500,000 3,521,243
Independent Cities Finance Authority ,
Augusta Communities III LLC , Revenue , 2021 , Refunding , 4% , 11/15/56 ........ 8,160,000 5,789,559
Augusta Communities IV LLC , Revenue , 2024 A , 5% , 11/15/45 ............... 1,685,000 1,590,131
Augusta Communities IV LLC , Revenue , 2024 A , 5% , 11/15/50 ............... 2,160,000 1,991,715
Augusta Communities IV LLC , Revenue , 2024 A , 5% , 11/15/59 ............... 5,540,000 4,962,643
COACH of San Diego LLC , Revenue , 2014 A , Refunding , 5.25% , 5/15/44 ....... 2,015,000 2,015,648
COACH of San Diego LLC , Revenue , 2014 A , Refunding , 5.25% , 5/15/49 ....... 4,800,000 4,800,992
Millennium Housing LLC , Revenue , 2021 , Refunding , 3% , 5/15/56 ............. 4,000,000 2,651,528
Millennium Housing of California , Revenue , 2019 , Refunding , 5% , 5/15/48 ....... 2,000,000 2,022,724
San Juan Mobile Estates , Revenue , 2015 , Refunding , 5% , 8/15/45 ............. 5,000,000 5,001,143
San Juan Mobile Estates , Revenue , 2015 , Refunding , 5% , 8/15/50 ............. 4,900,000 4,899,370
Indio Community Facilities District , City of Indio Community Facilities District No. 2004-
3 Improvement Area No. 1 , Special Tax , 2015 , Refunding , 5% , 9/01/35 .......... 1,135,000 1,137,434
Inland Valley Development Agency ,
Tax Allocation , 2014 A , Refunding , 5.25% , 9/01/37 ......................... 7,500,000 7,554,661
Tax Allocation , 2014 A , Refunding , 5% , 9/01/44 ........................... 9,000,000 9,063,736
Irvine Facilities Financing Authority , City of Irvine Community Facilities District No.
2013-3 , Special Tax , 2023 A , BAM Insured , 4% , 9/01/58 ..................... 6,500,000 5,794,743
Irvine Unified School District ,
Community Facilities District No. 09-1 , Special Tax , 2017 B , 5% , 9/01/42 ........ 995,000 1,001,593
Community Facilities District No. 09-1 , Special Tax , 2017 C , 5% , 9/01/47 ........ 995,000 997,093
Community Facilities District No. 09-1 , Special Tax , 2018 A , Refunding , 5% , 9/01/49 3,975,000 3,978,438
Jurupa Public Financing Authority ,
Special Tax , 2015 A , Refunding , 5% , 9/01/43 ............................. 4,000,000 4,006,214
Special Tax, Sub. Lien , 2015 B , Refunding , 5% , 9/01/40 ..................... 4,000,000 4,002,192
Kaweah Delta Health Care District Guild , Revenue , 2015 B , 5% , 6/01/40 .......... 3,250,000 3,055,069
g
Lake Tahoe Unified School District , GO , 2012 , 5.18%, 8/01/40 .................. 1,140,000 1,169,337
Lammersville Joint Unified School District , Community Facilities District No. 2014-1
Improvement Area No. 1 , Special Tax , 2017 , 5% , 9/01/42 .................... 2,750,000 2,761,236
g
Las Virgenes Unified School District , GO , 2011 C , 6.566%, 8/01/33 .............. 8,050,000 9,144,702
Lemon Grove Community Development Agency Successor Agency , Tax Allocation ,
2014 , Refunding , AGMC Insured , 4% , 8/01/34 ............................ 1,000,000 1,007,138
g
Lemon Grove School District , GO , 2010 B , AGMC Insured , 5.947%, 8/01/45 ....... 6,500,000 6,216,236
Long Beach Bond Finance Authority , Revenue , 2007 A , 5% , 11/15/29 ............ 4,630,000 4,832,110

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Alamitos Unified School District ,
COP , 2012 , 5.95% , 8/01/34 .......................................... $ 1,500,000 $ 1,643,734
COP , 2012 , 6.05% , 8/01/42 .......................................... 4,500,000 4,849,877
Los Angeles Department of Water , Revenue , 2020 A , Refunding , 5% , 7/01/50 ...... 18,805,000 18,777,665
Los Angeles Department of Water & Power ,
Power System , Revenue , 2025 A , Refunding , 5% , 7/01/50 ................... 10,000,000 9,985,562
Water System , Revenue , 2021 B , Refunding , 5% , 7/01/46 ................... 15,080,000 15,188,841
Water System , Revenue , 2022 D , Refunding , 5% , 7/01/47 ................... 12,090,000 12,163,697
c
Los Angeles Housing Authority , Housing Pathways, Inc. , Revenue , 144A, 2024 B , 6% ,
12/01/62 ........................................................ 34,500,000 31,185,216
Los Angeles Unified School District ,
GO , 2024 QRR , 4% , 7/01/49 ......................................... 10,000,000 8,948,584
GO , 2025 A-1 , 5% , 7/01/49 .......................................... 10,000,000 10,331,439
Mendocino-Lake Community College District ,
GO , 2011 B , AGMC Insured , 6.55% , 8/01/36 ............................. 5,150,000 6,090,875
g
GO , 2011 B , AGMC Insured , 6.66%, 8/01/40 ............................. 7,500,000 8,757,550
Menifee Union School District ,
Community Facilities District No. 2011-1 Improvement Area No. 3 , Special Tax , 2018 ,
5% , 9/01/43 .................................................... 1,000,000 1,006,664
Community Facilities District No. 2011-1 Improvement Area No. 3 , Special Tax , 2018 ,
5% , 9/01/48 .................................................... 1,500,000 1,506,077
Metropolitan Water District of Southern California , Revenue , 2024 C , Refunding , 5% ,
4/01/49 ......................................................... 5,000,000 5,280,483
Middle Fork Project Finance Authority ,
Revenue , 2020 , Refunding , 5% , 4/01/34 ................................. 1,100,000 1,140,821
Revenue , 2020 , Refunding , 5% , 4/01/35 ................................. 1,150,000 1,188,459
Moreno Valley Unified School District , Community Facilities District No. 2015-3 , Special
Tax , 2019 , 4.125% , 9/01/48 .......................................... 360,000 308,938
Mountain House Community Facilities District ,
City of Mountain House Community Facilities District No. 2024-1 Improvement Area
No. 1 , Special Tax , 2025 , 5% , 9/01/40 ................................. 500,000 502,307
City of Mountain House Community Facilities District No. 2024-1 Improvement Area
No. 1 , Special Tax , 2025 , 5% , 9/01/45 ................................. 1,000,000 974,492
City of Mountain House Community Facilities District No. 2024-1 Improvement Area
No. 1 , Special Tax , 2025 , 5% , 9/01/50 ................................. 2,125,000 2,053,904
City of Mountain House Community Facilities District No. 2024-1 Improvement Area
No. 1 , Special Tax , 2025 , 5% , 9/01/55 ................................. 3,600,000 3,441,253
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 .................... 32,300,000 38,127,792
Norman Y Mineta San Jose International Airport SJC , Revenue , 2017 A , Refunding ,
BAM Insured , 4% , 3/01/42 ........................................... 5,000,000 4,488,250
Oak Park Unified School District , GO , 2011 A , 7.1% , 8/01/38 ................... 6,600,000 7,923,021
Orange County Community Facilities District ,
County of Orange Community Facilities District No. 2015-1 , Special Tax , 2015 A , 5% ,
8/15/34 ........................................................ 1,495,000 1,498,036
County of Orange Community Facilities District No. 2015-1 , Special Tax , 2015 A ,
5.25% , 8/15/45 .................................................. 4,880,000 4,879,649
County of Orange Community Facilities District No. 2017-1 Area No. 1 , Special Tax ,
2018 A , 5% , 8/15/47 .............................................. 9,550,000 9,583,920
Palomar Health ,
Obligated Group , Revenue , 2016 , Refunding , 5% , 11/01/39 .................. 12,190,000 10,031,334
Palomar Health Obligated Group , COP , 4% , 11/01/38 ....................... 5,000,000 3,742,625
Palomar Health Obligated Group , COP , 4% , 11/01/47 ....................... 6,000,000 3,828,069
g
Paso Robles Joint Unified School District , GO , 2010 A , 4.91%, 9/01/45 ........... 15,000,000 5,682,039
Perris Community Facilities District , City of Perris Community Facilities District No.
2001-2 , Special Tax , 2014 A , Refunding , 5.25% , 9/01/32 .................... 4,500,000 4,505,672

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Perris Joint Powers Authority ,
Community Facilities District No. 2001-1 , Special Tax , 2014 E , Refunding , 4.25% ,
9/01/38 ........................................................ $ 4,120,000 $ 3,958,934
Community Facilities District No. 2014-1 Improvement Area No. 2 , Special Tax , 2018
A , 4% , 9/01/48 .................................................. 1,530,000 1,292,812
Rancho Mirage Community Facilities District ,
Community Facilities District No. 5 Improvement Area No. 1 , Special Tax , 2024 A ,
5% , 9/01/44 .................................................... 2,200,000 2,201,410
Community Facilities District No. 5 Improvement Area No. 1 , Special Tax , 2024 A ,
5% , 9/01/49 .................................................... 1,500,000 1,484,246
Community Facilities District No. 5 Improvement Area No. 1 , Special Tax , 2024 A ,
5% , 9/01/54 .................................................... 1,400,000 1,378,285
Redondo Beach Unified School District , GO , 2011 E , 6.2% , 8/01/31 .............. 2,750,000 3,156,568
g
Richland School District , GO , 2009 C , AGMC Insured , 5.29%, 8/01/49 ............ 22,000,000 6,334,302
Rio Hondo Community College District , GO , 2010 C , 6.85% , 8/01/42 ............. 13,000,000 15,961,248
Rio Vista Community Facilities District ,
City of Rio Vista Community Facilities District No. 2018-1 , Special Tax , 2018 ,
Refunding , 5% , 9/01/33 ............................................ 1,625,000 1,668,436
City of Rio Vista Community Facilities District No. 2018-1 , Special Tax , 2018 ,
Refunding , 5% , 9/01/48 ............................................ 1,190,000 1,194,820
River Islands Public Financing Authority ,
Community Facilities District 2023-1 Area No. 1 , Special Tax , 2023 , 5% , 9/01/38 ... 500,000 508,482
Community Facilities District 2023-1 Area No. 1 , Special Tax , 2023 , 5.5% , 9/01/43 . 2,000,000 2,059,446
Community Facilities District 2023-1 Area No. 1 , Special Tax , 2023 , 5.5% , 9/01/48 . 3,090,000 3,155,184
Community Facilities District 2023-1 Area No. 1 , Special Tax , 2023 , 5.625% , 9/01/53 4,840,000 4,943,434
Community Facilities District No 2003-1 Improvement Area No. 2 , Special Tax , 2022 ,
5.75% , 9/01/52 .................................................. 4,250,000 4,348,402
Community Facilities District No. 2016-1 , Special Tax , 2025 , AGMC Insured , 5% ,
9/01/55 ........................................................ 2,315,000 2,292,218
Community Facilities District No. 2020-1 Public Improvements , Special Tax , 2025 ,
AGMC Insured , 5% , 9/01/55 ........................................ 4,000,000 3,960,636
Community Facilities District No. 2021-1 , Special Tax , 2021 , 2.625% , 9/01/34 ..... 860,000 725,257
Community Facilities District No. 2021-1 , Special Tax , 2021 , 2.625% , 9/01/35 ..... 925,000 760,803
Community Facilities District No. 2021-1 , Special Tax , 2021 , 4% , 9/01/46 ........ 1,495,000 1,286,545
Community Facilities District No. 2023-1 Improvement Area 2 , Special Tax , 2024 , 5% ,
9/01/48 ........................................................ 1,650,000 1,594,609
Community Facilities District No. 2023-1 Improvement Area 2 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 2,625,000 2,507,575
g
Riverbank Unified School District ,
GO , 2008 B , AGMC Insured , 4.34%, 8/01/38 ............................. 6,690,000 3,821,338
GO , 2008 B , AGMC Insured , 4.72%, 8/01/43 ............................. 8,750,000 3,785,107
Riverside County Community Facilities Districts , County of Riverside Community
Facilities District No. 03-1 , Special Tax , 2014 , Refunding , 5% , 9/01/30 .......... 1,500,000 1,504,091
g
Riverside County Transportation Commission , Revenue, Senior Lien , 2013 B , 5.17%,
6/01/43 ......................................................... 7,500,000 3,028,086
Romoland School District ,
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/35 4,690,000 4,699,824
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/38 3,000,000 3,004,381
Community Facilities District No. 2004-1 Improvement Area No. 3 , Special Tax , 2013 ,
5% , 9/01/36 .................................................... 1,500,000 1,500,989
g
Rowland Unified School District ,
GO , 2009 B , 4.06%, 8/01/34 ......................................... 5,000,000 3,471,979
GO , 2009 B , 4.46%, 8/01/39 ......................................... 15,000,000 8,084,111
GO , 2009 B , 4.45%, 8/01/42 ......................................... 10,750,000 5,090,678
g
San Bernardino Community College District , GO , 2009 B , 4.76%, 8/01/44 ......... 12,495,000 5,127,271
San Diego Public Facilities Financing Authority , City of San Diego Sewer Utility ,
Revenue , 2024 A , 5% , 5/15/54 ........................................ 10,000,000 10,370,757

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
g
San Diego Unified School District ,
GO , 2010 C , 6.412%, 7/01/47 ........................................ $ 26,025,000 $ 23,899,861
GO , 2012 E , 4.781%, 7/01/42 ......................................... 6,940,000 5,319,481
GO , 2012 E , 5.227%, 7/01/47 ......................................... 13,500,000 10,164,926
San Francisco Bay Area Rapid Transit District , GO , 2020 C-1 , 4% , 8/01/45 ........ 17,760,000 16,512,497
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2019 A , Refunding , 5% , 5/01/37 ............................... 5,535,000 5,656,794
Revenue , 2019 A , Refunding , 5% , 5/01/44 ............................... 10,000,000 9,962,966
Revenue , 2019 A , Refunding , 5% , 5/01/49 ............................... 10,000,000 9,868,778
Revenue, Second Series , 2019 E , 5% , 5/01/50 ............................ 34,520,000 33,939,563
Revenue, Second Series , 2022 B , Refunding , 5% , 5/01/52 ................... 5,250,000 5,354,677
Revenue, Second Series , 2024 A , Refunding , 5.25% , 5/01/44 ................. 8,605,000 8,844,930
Revenue, Second Series , 2024 A , Refunding , 5.25% , 5/01/49 ................. 350,000 356,588
Revenue, Second Series , 2025 A , 5.25% , 5/01/55 ......................... 6,045,000 6,117,689
Revenue, Second Series , 2025 A , 5.5% , 5/01/55 .......................... 10,000,000 10,383,948
San Francisco City & County Public Utilities Commission , Wastewater , Revenue , 2024
C , 5% , 10/01/54 ................................................... 40,000,000 41,041,000
San Francisco City & County Redevelopment Agency Successor Agency , Mission Bay
South Redevelopment Area Tax Increment Financing District , Tax Allocation , 2014 A ,
5% , 8/01/43 ...................................................... 2,500,000 2,498,397
San Joaquin Hills Transportation Corridor Agency ,
g
Revenue , 1997 A , Refunding , NATL Insured , 3.51%, 1/15/26 ................. 19,475,000 19,055,308
g
Revenue , 1997 A , Refunding , NATL Insured , 3.92%, 1/15/32 ................. 50,225,000 38,936,143
g
Revenue, Junior Lien , ETM, 2.82%, 1/01/28 .............................. 19,150,000 17,818,814
Revenue, Junior Lien , 2014 B , Refunding , 5.25% , 1/15/44 ................... 2,225,000 2,225,345
Revenue, Junior Lien , 2014 B , Refunding , 5.25% , 1/15/49 ................... 27,790,000 27,793,321
f
San Joaquin Valley Clean Energy Authority , Revenue , 2025 A , Mandatory Put , 5.5% ,
7/01/35 ......................................................... 21,250,000 23,039,645
Santa Barbara Unified School District , GO , 2011 A , 7% , 8/01/36 ................ 8,000,000 10,198,965
g
Siskiyou Union High School District , GO , 2009 B , AGMC Insured , 5.23%, 8/01/49 ... 15,015,000 4,380,856
g
St. Helena Unified School District , GO , 2011 B , 6.239%, 6/01/36 ................ 10,000,000 12,143,886
State of California ,
GO , Refunding , 4.125% , 3/01/45 ...................................... 12,000,000 11,529,088
GO , 4.125% , 3/01/49 ............................................... 5,500,000 5,120,682
GO , 2024 , 5% , 9/01/53 ............................................. 8,000,000 8,303,431
Sulphur Springs Union School District , Community Facilities District No. 2006-1 ,
Special Tax , 2018 , 5% , 9/01/43 ....................................... 2,820,000 2,835,039
g
Susanville School District , GO , 2010 , AGMC Insured , 5.21%, 8/01/49 ............ 17,505,000 5,123,509
Tejon Ranch Public Facilities Finance Authority , Tejon Industrial Complex Public
Improvements
– East Community Facilities District No. 2008-1 , Special Tax , 2024 A ,
Refunding , 5% , 9/01/54 ............................................. 2,250,000 2,162,268
Temescal Valley Water District ,
Community Facilities District No. 4 Improvement Area No. 3 , Special Tax , 2024 , 5% ,
9/01/44 ........................................................ 600,000 607,035
Community Facilities District No. 4 Improvement Area No. 3 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 1,185,000 1,171,948
Three Rivers Levee Improvement Authority , Special Tax , 2021 B , Refunding , 4% ,
9/01/51 ......................................................... 3,710,000 2,934,627
Tobacco Securitization Authority of Southern California ,
g
San Diego County Tobacco Asset Securitization Corp. , Revenue , 2006 C , 8.16%,
6/01/46 ........................................................ 23,500,000 4,526,497
San Diego County Tobacco Asset Securitization Corp. , Revenue , 2019 B-1 , 2 ,
Refunding , 5% , 6/01/48 ............................................ 6,480,000 6,165,499
g
Torrance Unified School District , GO , 2009 B-1 , 4.98%, 8/01/34 ................. 5,320,000 3,388,076
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 1 ,
Special Tax , 2018 , 5% , 9/01/43 ...................................... 5,500,000 5,513,696

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Tracy Community Facilities District, (continued)
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 1 ,
Special Tax , 2018 , 5% , 9/01/48 ...................................... $ 6,490,000 $ 6,444,415
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 1 ,
Special Tax , 2019 , 5% , 9/01/49 ...................................... 1,960,000 1,923,328
Transbay Joint Powers Authority , Transbay Redevelopment Project Tax Increment Re-
Development Project , Tax Allocation , 2020 B , 5% , 10/01/38 .................. 550,000 552,158
Truckee-Donner Public Utility District ,
Community Facilities District No. 04-1 , Special Tax , 2004 , 5.75% , 9/01/29 ........ 2,295,000 2,264,251
Community Facilities District No. 04-1 , Special Tax , 2004 , 5.8% , 9/01/35 ........ 4,470,000 4,299,362
Community Facilities District No. 04-1 , Special Tax , 2005 , 5.2% , 9/01/25 ........ 705,000 703,283
Community Facilities District No. 04-1 , Special Tax , 2005 , 5.25% , 9/01/30 ........ 4,990,000 4,799,310
Tustin Community Facilities District ,
City of Tustin Community Facilities District No. 2014-1 , Special Tax , 2015 A , 5% ,
9/01/40 ........................................................ 750,000 750,764
City of Tustin Community Facilities District No. 2014-1 , Special Tax , 2015 A , 5% ,
9/01/45 ........................................................ 1,000,000 1,000,279
University of California ,
Revenue , 2025 CC , 5% , 5/15/47 ...................................... 12,500,000 13,020,746
Revenue , 2025 CC , 5% , 5/15/53 ...................................... 20,200,000 20,854,676
Vallejo Redevelopment Agency , Tax Allocation , 2001 A , 7% , 10/01/31 ............ 1,765,000 1,769,480
g
Victor Valley Community College District , GO , 2008 C , 5.02%, 6/01/49 ........... 11,940,000 3,685,456
Washington Township Health Care District ,
Revenue , 2017 B , Refunding , 4% , 7/01/35 ............................... 2,000,000 1,865,007
Revenue , 2017 B , Refunding , 4% , 7/01/36 ............................... 1,900,000 1,748,289
Westside Union School District , Community Facilities District No. 2018-1 Area 1 ,
Special Tax , 2021 , 4% , 9/01/46 ....................................... 360,000 302,922
2,590,805,033
Florida 0.6%
c ,g
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.33%, 3/01/29 ........................................... 8,300,000 6,831,998
c ,f
Florida Development Finance Corp. ,
AAF Operations Holdings LLC , Revenue , 144A, 2024 , Refunding , Mandatory Put ,
12% , 7/15/28 ................................................... 4,000,000 4,153,515
Brightline Florida Holdings LLC , Revenue , 144A, 2025 A , Mandatory Put , 8.25% ,
8/13/25 ........................................................ 7,250,000 7,382,322
18,367,835
Minnesota 0.1%
c
City of Fridley , Roers Fridley Apartments Owner II LLC , Revenue , 144A, 2023 B-2 , 9% ,
6/01/41 ......................................................... 3,250,000 3,170,097
Texas 0.6%
c
City of Dallas Housing Finance Corp. , DHFC - Dylan Apartments LLC (The) , Revenue,
Junior Lien , 144A, 2022 B , 6.25% , 12/01/54 .............................. 10,100,000 8,568,984
c
Texas Community Housing & Economic Development Corp. ,
g
Agape Helotes, Inc. , Revenue, Junior Lien , 144A, 2025 B , 7.736%, 1/01/65 ...... 163,530,000 7,294,632
Agape Helotes, Inc. , Revenue, Senior Lien , 144A, 2025 A-2 , 12% , 1/01/65 ....... 1,305,000 1,293,070
17,156,686
Virgin Islands 0.3%
Matching Fund Special Purpose Securitization Corp. , United States Virgin Islands
Federal Excise Tax , Revenue , 2022 A , Refunding , 5% , 10/01/39 ............... 9,660,000 9,273,601
Virginia 0.2%
c
Virginia Small Business Financing Authority , P3 VB Holdings LLC , Revenue, Senior
Lien , 144A, 2023 A , 8.5% , 12/01/52 .................................... 5,250,000 4,926,511

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin 0.4%
c
Public Finance Authority ,
FAH Tree House LLC , Revenue , 144A, 2023 B , 6.625% , 2/01/46 .............. $ 7,000,000 $ 5,927,234
g
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 , 2.279%, 12/01/45 ..... 6,000,000 4,297,322
10,224,556
U.S. Territories 5.2%
Guam 0.6%
Guam Government Waterworks Authority , Revenue , 2017 , Refunding , 5% , 7/01/40 ..
9,885,000 9,894,829
Guam Power Authority , Revenue , 2017 A , Refunding , 5% , 10/01/38 ..............
4,750,000 4,781,541
Territory of Guam ,
Revenue , 2021 F , Refunding , 4% , 1/01/36 ............................... 250,000 239,667
Revenue , 2021 F , Refunding , 4% , 1/01/42 ............................... 1,125,000 994,915
Hotel Occupancy Tax , Revenue , 2021 A , Refunding , 5% , 11/01/35 ............. 3,000,000 3,093,527
19,004,479
Pacific Islands 0.1%
Northern Mariana Island Ports Authority , Revenue , 1998 A , 6.6% , 3/15/28 .........
2,125,000 2,160,059
Puerto Rico 4.5%
Commonwealth of Puerto Rico ,
g,h
GO , FRN , 2.567%, 11/01/43 .......................................... 3,035,819 1,825,286
GO , 2022 A-1 , 5.375% , 7/01/25 ....................................... 441,426 441,740
GO , 2022 A-1 , 5.625% , 7/01/27 ....................................... 809,842 831,322
GO , 2022 A-1 , 5.625% , 7/01/29 ....................................... 796,704 835,149
GO , 2022 A-1 , 5.75% , 7/01/31 ........................................ 773,832 828,494
GO , 2022 A-1 , 4% , 7/01/33 .......................................... 733,796 705,997
GO , 2022 A-1 , 4% , 7/01/35 .......................................... 659,584 623,079
GO , 2022 A-1 , 4% , 7/01/37 .......................................... 566,098 523,241
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 769,676 659,932
GO , 2022 A-1 , 4% , 7/01/46 .......................................... 16,300,453 13,406,894
g
GO , 2022 A-1 , 4.93%, 7/01/33 ........................................ 944,324 640,075
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
15,622,518 15,013,148
HTA CL 6 Trust , Revenue , L-2028 , 5.25% , 7/01/38 ..........................
685,869 686,026
Puerto Rico Electric Power Authority ,
d
Revenue , 1 , 10% , 1/01/21 ........................................... 1,768,493 857,719
d
Revenue , 2 , 10% , 7/01/21 ........................................... 1,768,493 857,719
d
Revenue , 2013 A , 10% , 7/01/19 ....................................... 1,601,766 776,856
d
Revenue , 2013 A , 7% , 7/01/33 ........................................ 25,000,000 12,187,500
d
Revenue , 2016 B-1 , 10% , 7/01/19 ..................................... 1,601,765 776,856
d
Revenue , 3 , 10% , 1/01/22 ........................................... 600,000 291,000
d
Revenue , 4 , 10% , 7/01/22 ........................................... 600,000 324,900
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,800,000 1,777,814
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Revenue , 2000 B , 6.625% , 1/01/27 .................................... 362,482 358,593
Revenue , 2000 B , 6.625% , 1/01/28 .................................... 2,764,591 2,726,102
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.55% , 7/01/40 ................................ 100,000 95,402
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 10,500,000 9,615,847
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 8,695,000 8,169,436
g
Sales Tax , Revenue , A-1 , 5.54%, 7/01/46 ................................ 20,000,000 6,420,686
g
Sales Tax , Revenue , A-1 , 5.69%, 7/01/51 ................................ 47,945,000 11,318,640
Sales Tax , Revenue , A-2 , 4.329% , 7/01/40 ............................... 26,463,000 24,711,541

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 24 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., (continued)
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... $ 14,350,000 $ 12,864,880
131,151,874
Total U.S. Territories .................................................................... 152,316,412
Total Municipal Bonds (Cost $ 2,952,258,641 ) ...................................
2,815,812,120
Shares
Escrows and Litigation Trusts 0.1%
a ,b
Puerto Rico Electric Power Authority, Escrow Account ........................ 3,031,496 2,425,197
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
2,425,197
Total Long Term Investments (Cost $ 3,032,272,545 ) .............................
2,887,463,324
a
a a a a
Short Term Investments 0.3%
Principal
Amount
Municipal Bonds 0.3%
California 0.3%
j
Los Angeles Department of Water & Power ,
Power System , Revenue , 2002 A-1 , Refunding , SPA Bank of America NA , Daily
VRDN and Put , 3.1% , 7/01/35 ....................................... 1,000,000 1,000,000
Power System , Revenue , 2023 C-1 , SPA TD Bank NA , Daily VRDN and Put , 3.1% ,
7/01/57 ........................................................ 800,000 800,000
Power System , Revenue , 2023 F-1 , Refunding , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 2.5% , 7/01/48 .................................. 3,100,000 3,100,000
Power System , Revenue , 2023 F-2 , Refunding , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 3% , 7/01/47 .................................... 3,300,000 3,300,000
8,200,000
Total Municipal Bonds (Cost $ 8,200,000 ) .......................................
8,200,000
Total Short Term Investments (Cost $ 8,200,000 ) .................................
8,200,000
a
Total Investments (Cost $ 3,040,472,545 ) 98.8% ..................................
$2,895,663,324
Other Assets, less Liabilities 1.2% .............................................
34,637,863
Net Assets 100.0% ...........................................................
$2,930,301,187
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2025, the aggregate value of these securities was $840,789,651, representing 28.7% of net assets.
d
Defaulted security or security for which income has been deemed uncollectible.
e
Income may be received in additional securities and/or cash.
f
The maturity date shown represents the mandatory put date.

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

g
The rate shown represents the yield at period end.
h
The coupon rate shown represents the rate at period end.
i
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
j
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Municipal Securities Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin Municipal Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin California High Yield Municipal Fund (Fund). The Fund
follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Securities Purchased on a Forward Commitment Basis
The Fund may purchase securities on a forward commitment basis, with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. These types of securities may be considered unfunded and the Fund may be obligated to perform on such agreements at a future date. At May 31, 2025, unfunded commitments were as follows:

Franklin Municipal Securities Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
Borrower
Unfunded
Commitment
Franklin California High Yield Municipal Fund
Puerto Rico Electric Power Authority, Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 6,789,003
B-2, 7.125%, 7/01/59 32,971,162
$39,760,165
Level 1 Level 2 Level 3 Total
Franklin California High Yield Municipal Fund
Assets:
Investments in Securities:
Common Stocks ......................... $ — $ — $ —
a
$ —
Corporate Bonds :
Commercial Services & Supplies ........... — — 16,092,950 16,092,950
Diversified Consumer Services ............ — 42,968,561 — 42,968,561
Electric Utilities ........................ — 10,162,192 — 10,162,192
Senior Floating Rate Interests ............... — — 2,304 2,304
Municipal Bonds :
Arizona .............................. — 9,571,389 — 9,571,389
California ............................. — 2,582,485,680 8,319,353 2,590,805,033
Florida ............................... — 18,367,835 — 18,367,835
Minnesota ............................ — 3,170,097 — 3,170,097
Texas ............................... — 17,156,686 — 17,156,686
Virgin Islands .......................... — 9,273,601 — 9,273,601
Virginia .............................. — 4,926,511 — 4,926,511
Wisconsin ............................ — 10,224,556 — 10,224,556
U.S. Territories ..........................
Guam ............................... — 19,004,479 — 19,004,479
Pacific Islands ......................... — 2,160,059 — 2,160,059
Puerto Rico ........................... — 131,151,874 — 131,151,874
Escrows and Litigation Trusts ............... — — 2,425,197 2,425,197
Short Term Investments ................... — 8,200,000 — 8,200,000
Total Investments in Securities ........... $— $2,868,823,520 $26,839,804 $2,895,663,324
Other Financial Instruments:
Unfunded Commitments .................. $— $— $1,620,918 $1,620,918
Total Other Financial Instruments ......... $— $— $1,620,918 $1,620,918
3. Securities Purchased on a Forward Commitment Basis
(continued)

Franklin Municipal Securities Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
a
Includes financial instruments determined to have no value.
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
CME
Chicago Mercantile Exchange
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
PIK
Payment-In-Kind
SPA
Standby Purchase Agreement
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.